Nature of Operations - Summary of Common Stock Immediately Following the Business Combination (Details) - Merger Agreement [Member]	Sep. 22, 2025 shares
Business Combination, Consideration Transferred, Equity Interest [Line Items]
Business combination, equity interest share issued, number of shares	229,740,978
Denali Public Shareholders [Member]
Business Combination, Consideration Transferred, Equity Interest [Line Items]
Business combination, equity interest share issued, number of shares	13,629
Sponsor [Member]
Business Combination, Consideration Transferred, Equity Interest [Line Items]
Business combination, equity interest share issued, number of shares	2,072,500
Scilex Holding Company [Member]
Business Combination, Consideration Transferred, Equity Interest [Line Items]
Business combination, equity interest share issued, number of shares	201,054,849
Consultants [Member]
Business Combination, Consideration Transferred, Equity Interest [Line Items]
Business combination, equity interest share issued, number of shares	26,500,000
Denali Underwriters [Member]
Business Combination, Consideration Transferred, Equity Interest [Line Items]
Business combination, equity interest share issued, number of shares	100,000